RESTRICTED CASH (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		$ 4,753
Bank deposits in an escrow account
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		$ 4,753